Summary of Significant Accounting Policies (Details)	6 Months Ended
Jun. 30, 2017
Building & Improvements Minimum [Member]
Expected Life	15 months
Building & Improvements Maximum [Member]
Expected Life	39 months
Equipment Minimum [Member]
Expected Life	5 months
Equipment Maximum [Member]
Expected Life	10 months
Equipment Leased Minimum [Member]
Expected Life	7 months
Furniture and Fixture Minimum [Member]
Expected Life	5 months
Furniture and Fixture Maximum [Member]
Expected Life	15 months
Office Equipment Minimum [Member]
Expected Life	5 months
Office Equipment Maximum [Member]
Expected Life	10 months
Vehicle [Member]
Expected Life	5 months